Notes to consolidated interim statement of profit and loss and other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Notes to consolidated statement of profit and loss and other comprehensive income
Schedule of revenue

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Upfront payments	€8,635	€20,137	€9,103
Milestone payments	11,440	9,677	500
Research and development service fees (FTE)	1,407	6,601	5,110
	€21,482	€36,415	€14,713

Schedule of other operating income

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Grants	€1,842	€422	€779
Research and development incentives	2,151	983	641
Payroll tax rebates	3,756	3,436	1,019
	€7,749	€4,841	€2,439

Schedule of grants

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship - VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	11/01/2017
End date:	31/10/2020
Amount granted and approved:	€2,527
Amount recognized:	982

Flanders Innovation & Entrepreneurship - VLAIO 2
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/05/2018
End date:	31/10/2020
Amount granted and approved:	€2,634
Amount recognized:	740

Schedule of revenue and non-current assets generated geographically

	Revenue from
	external
	customers
	Year ended
	December 31,
(in thousands of €)	2018	2017	2016
Netherlands	€470	€628	€548
Germany	—	—	311
Denmark	1,136	6,240	3,066
Switzerland	912	2,486	3,315
United States	—	1	47
Luxembourg	18,964	27,060	7,426
Total	€21,482	€36,415	€14,713

Schedule of research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Personnel expense	€26,519	€16,473	€9,844
External research and development expenses	48,859	27,893	17,562
Materials and consumables	1,464	1,562	1,180
Depreciation and amortization	494	446	335
Other expenses	6,273	5,366	2,636
	€83,609	€51,740	€31,557

Schedule of general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Personnel expense	€18,292	€6,745	€3,256
Consulting fees	5,472	3,289	2,563
Supervisory board	1,088	621	446
Office costs	2,619	1,793	746
	€27,471	€12,448	€7,011

Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Short‑term employee benefits—Salaries	€18,617	€12,149	€8,527
Short‑term employee benefits—Social Security	2,213	1,504	1,027
Post‑employment benefits	441	291	175
Termination benefits	96	8	86
Share‑based payment	18,527	3,985	2,849
Employer social security contributions stock options	4,918	5,281	436
	€44,812	€23,218	€13,100

Schedule of full-time equivalents employees

	Year Ended
	December 31,
Number of FTE	2018	2017	2016
Research and development	74.4	56.8	46.9
Selling, general and administrative	29.5	14.7	9.9
	103.9	71.5	56.8

Schedule of operating lease commitments

	Year Ended
	December 31,
Operating lease commitments (in thousands of €)	2018	2017	2016
Less than 1 year	€1,028	€1,028	€915
1–3 years	1,766	465	1,159
3–5 years	210	33	24
More than 5 years	—	—	—
	€3,004	€1,526	€2,098

Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Interest income on bank deposits	€1,371	€165	€61
Net gains on current financial assets at FVTPL	2,323	210	12
Realized gain on non-current financial assets	—	875	—
Financial income	3,694	1,250	73

Realized exchange gains/(losses)	1,355	—	—
Unrealized exchange gains/(losses)	10,953	(5,797)	(31)
Exchange gains/(losses)	12,308	(5,797)	(31)

Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Loss before taxes	(65,847)	(27,479)	(21,374)
Income tax calculated at 25%	16,462	6,870	5,344
Effect of expenses and gains that are not deductible in determining taxable results	(3,934)	(1,141)	(755)
Effect of stock issue expenses that are not deductible in determining taxable results	3,716	5,754	462
Effect of concessions (R&D incentives and grants)	430	453	463
Effect of tax losses carried forward not recognized (Netherlands)	—	—	(5,551)
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	—	19,378	—
Effect of tax losses carried forward not recognized (Belgium)	(5,511)	(27,413)	—
Effect of usage of tax losses carried forward not previously recognized (Belgium)	—	—	195
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	—	373	—
Effect of different tax rates in jurisdictions in which the company operates	(15)	(517)	(180)
Deferred tax asset other than loss carryforwards not recognized	(11,968)	(4,363)	—
Other	26	9	22
Income tax expense recognized in the consolidated statement of profit and loss	€(794)	€(597)	€0

Schedule of loss per share

	Year Ended December 31,
(in thousands of €)	2018	2017	2016
Loss of the year	€(66,641)	€(28,076)	€(21,374)
Weighted average number of shares outstanding	33,419,356	24,609,536	18,820,612
Basic and diluted loss per share (in €)	€(1.99)	€(1.14)	€(1.14)